Asset Held For Sale - Summary of Assets Held for Sale (Detail) ¥ in Millions	Dec. 31, 2017 CNY (¥)
Assets held for sale [line items]
Assets held for sale	¥ 8
Property, plant and equipment [member]
Assets held for sale [line items]
Assets held for sale	¥ 8